Average Annual Total Returns - DWS Latin America Equity Fund - INST Class	before tax Class Inception	before tax 1 Year	before tax 5 Years	before tax Since Inception	MSCI EM (Emerging Markets) Latin America® Index (reflects no deduction for fees or expenses) 1 Year	MSCI EM (Emerging Markets) Latin America® Index (reflects no deduction for fees or expenses) 5 Years	MSCI EM (Emerging Markets) Latin America® Index (reflects no deduction for fees or expenses) Since Inception
Total	Feb. 02, 2015	0.97%	18.57%	9.51%	(13.80%)	8.93%	2.05%